Investment in convertible notes (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investment in Convertible Notes | ¥		¥ 1,789,470	¥ 0
Convertible Debt Securities [Member]
Debt Instrument, Term	20 years
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 20.00
Debt Conversion Convertible Description of Consideration	(i) provision of the cooperation to Yusheng and/or its affiliates pursuant to the terms of the business cooperation agreement, and (ii) a cash consideration of US$21.0 million.
Investment in Convertible Notes | ¥		¥ 1,790,000
Debt Securities | $	$ 260.0
Consideration for assets disposition | $	$ 21.0
Terms of Business cooperation	20 years